INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Stockpiled ore	$ 7,578	$ 6,613
In-process ore	2,721	4,188
Materials and supplies	28,167	23,659
Finished goods	394	736
Inventories	38,860	35,196
Cost of inventories expensed during period	171,400	209,400
Inventory net realizable value adjustment and write-off	$ 1,200	$ 2,800